Net interest income (Tables)	12 Months Ended
Dec. 31, 2019
Net interest income (Tables) [Abstract]
Net interest income

6.    Net interest income

	R$ thousand
	Years ended December 31
	2019	2018	2017
Interest and similar income
Loans and advances to banks	6,874,429	9,546,878	5,073,435
Loans and advances to customers:
- Loans	67,807,238	61,949,949	64,767,081
- Leases	256,455	250,791	254,009
Financial assets:
- At fair value through profit or loss	19,436,407	17,538,227	-
- Fair value through other comprehensive income	12,567,751	16,666,298	-
- At amortized cost	13,139,371	12,120,868	-
- For trading	-	-	13,684,574
- Available for sale	-	-	11,351,320
- Held to maturity	-	-	4,883,103
Pledged as collateral	-	-	21,268,934
Compulsory deposits with the Central Bank	4,304,875	3,916,299	4,881,319
Other financial interest income	31,179	63,829	68,553
Total	124,417,705	122,053,139	126,232,328

Interest and similar expenses
Deposits from banks:
- Interbank deposits	(267,636)	(137,154)	(152,550)
- Funding in the open market	(11,784,845)	(15,094,786)	(22,564,515)
- Borrowings and onlending	(4,400,636)	(3,176,469)	(3,068,552)
Deposits from customers:
- Savings accounts	(4,568,663)	(4,646,528)	(5,730,457)
- Time deposits	(7,707,131)	(6,252,440)	(7,536,161)
Funds from issuance of securities	(9,250,005)	(9,054,699)	(13,262,613)
Subordinated debt	(3,708,924)	(3,517,067)	(5,100,017)
Technical provisions for insurance, pension plans and capitalization bonds	(16,930,146)	(13,365,526)	(18,174,550)
Total	(58,617,986)	(55,244,669)	(75,589,415)

Net interest income	65,799,719	66,808,470	50,642,913